Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Company's Employee Share Option Activity

The following table summarizes the Company’s employee share option activity under the share option plans:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
		US$	US$	Years	US$
Outstanding, January 1, 2016	2,595,065	2.20	5.00	6.21	84,911
Granted	4,742,500	23.85	14.62
Exercised	(1,632,223)	2.20
Forfeited	(2,883,750)	23.66

Outstanding, December 31, 2016	2,821,592	16.66	11.87	8.15	24,329

Vested and expected to vest at December 31, 2016	2,739,893	16.48	11.79	8.12	24,102

Exercisable as of December 31, 2016	735,609	2.20	4.93	5.24	16,978

Schedule of Restricted Shares Activity

Restricted shares activity for the year ended December 31, 2016 was as follows:

	Number of shares	Weighted average grant date fair value
		US$
Outstanding, January 1, 2016	1,743,569	32.54
Granted	1,530,972	22.30
Vested	(610,431)	31.11
Forfeited	(576,718)	28.32

Outstanding, December 31, 2016	2,087,392	26.61

Expected to vest, December 31, 2016	2,006,935	26.66

Schedule of Estimated Fair Value of Share-Based Awards on Respective Grant Dates using Binomial Option Pricing Model

The Company calculated the estimated fair value of the share-based awards on the respective grant dates using the binomial option pricing model with the following assumptions:

	2014	2016
Fair value of ordinary share	US$36.62	US$23.76- US$24.88
Risk-free interest rates	2.909%	1.70%-1.75%
Expected exercise multiple	2.2	2.2-2.8
Expected volatility	53.5%	63%
Expected dividend yield	0.00%	0.00%
Weighted average fair value per option granted	US$34.52-US$34.59	US$14.12- US$15.26

Schedule of Share-Based Compensation Expenses

Share-based compensation expenses relating to options and restricted shares granted to employees recognized for the year ended December 31, 2014, 2015 and 2016 is as follows:

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Cost of revenues	8,048	6,939	12,310	1,773
Sales and marketing expenses	14,644	36,584	50,814	7,319
General and administrative expenses	20,557	40,142	77,965	11,229
Product development expenses	13,417	24,280	54,304	7,821

	56,666	107,945	195,393	28,142